Employee Benefits (Tables) - One Energy Enterprises Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Stock-based Compensation Expense
The assumptions used in calculating stock-based compensation expense for stock option awards granted during the twelve months ended December 31, 2023, are as follows:

December 31, 2023
Fair value of common stock per share	$369.14
Expected volatility	25.7%
Expected option life (years)	4.75
Risk-free interest rate	4.03%
Cash dividend yield	0.0%

Schedule of Stock Option Activity
Stock option activity for the three months ended March 31, 2023 was as follows:

	Option Shares	Weighted-Average Exercise Price	Aggregate Intrinsic Value	Weighted- Average Remaining Contractual Term
Outstanding at December 31, 2022	—	$—	$—
Granted	36,680	$240.09	$—	2.1 years
Exercised	—	$—	$—
Forfeited or expired	—	$—	$—

Outstanding at March 31, 2023	36,680	$240.09	$—	2.1 years

Exercisable at March 31, 2023	9,175	240.09	$—	2.1 years
Vested and expected to vest at March 31, 2023	19,972	240.09	$—	2.1 years

Stock option activity for the twelve months ended December 31, 2023, was as follows:

	Option Shares	Weighted-Average Exercise Price	Aggregate Intrinsic Value	Weighted- Average Remaining Contractual Term
Outstanding at December 31, 2022	—	$—	$—
Granted	36,680	$240.09	$—	1.4 years
Exercised	—	$—	$—
Forfeited or expired	—	$—	$—

Outstanding at December 31, 2023	36,680	$240.09	$—	1.4 years

Exercisable at December 31, 2023	9,175	$240.09	$—	1.4 years
Vested and expected to vest at December 31, 2023	19,972	$240.09	$—	1.4 years